CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME(LOSS) (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation	$ 2,240,512	$ 3,068,213	$ 5,575,877
General and Administrative
Share-based Compensation	1,829,364	2,739,892	5,240,518
Product Development
Share-based Compensation	191,708	216,374	205,448
Selling and Marketing
Share-based Compensation	$ 219,440	$ 111,947	$ 129,911